Financial Instruments and Fair Value Disclosures (Details) - Revenue Benchmark - Customer Concentration Risk [Member]	9 Months Ended
Dec. 31, 2021
Charterers [Member]
Concentration Risk [Line Items]
Percentage of time charter revenues	10.00%
A
Concentration Risk [Line Items]
Percentage of time charter revenues	35.00%
B
Concentration Risk [Line Items]
Percentage of time charter revenues	32.00%
C
Concentration Risk [Line Items]
Percentage of time charter revenues	26.00%